Exhibit G.1.b.iv

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

Section 16(a) Beneficial Ownership Compliance

Section 16(a) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and Section 30(h) of the Investment Company Act of 1940 (the “Act”), as applied to the Fund, require certain of the Fund’s Directors, officers, the Investment Advisor, affiliates of the Investment Advisor, and persons who beneficially own more than 10% of a class of the Fund’s outstanding securities to file reports of their affiliation with the Fund, ownership of the Fund’s securities and changes in such ownership with the Securities and Exchange Commission (“SEC”) and the NYSE. Those persons are required by SEC regulations to furnish the Fund with copies of all Section 16(a) form filings. To the Fund’s knowledge, all such persons complied with all filing requirements under Section 16(a) of the Exchange Act and Section 30(h) of the Act during its fiscal year ended December 31, 2021, except a Form 3 was not timely filed to reflect Edward C. Delk’s appointment as an officer of the Fund, effective December 7, 2021, due to an administrative error.